Pay vs Performance Disclosure - USD ($)	1 Months Ended	11 Months Ended	12 Months Ended
	Dec. 31, 2021	Nov. 30, 2021	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Compensation Table Total for PEO (1)	Compensation Actually Paid to PEO (1) (2) (5) (8)	Summary Compensation Table Total for former PEO(1)	Compensation Actually Paid to former PEO (1)(2)(5)	Average Summary Compensation Table Total for Non-PEO NEOs (3)	Average Compensation Actually Paid to Non-PEO NEOs(3) (4) (5)	Value of Initial Fixed $100 Investment Based on		Net (loss) /Income (in thousands)	Adjusted EBITDA (7) (in thousands)
							Total Shareholder Return (6)	Peer Group Total Shareholder Return (6)
2023	$4,809,759	$5,130,084	$—	$—	$1,830,213	$1,927,256	$134.47	$165.81	$112,872	$320,379
2022	$3,555,003	$2,624,688	$—	$—	$1,427,714	$1,059,279	$104.15	$142.32	$(15,842)	$257,150
2021	$2,456,970	$2,361,197	$4,400,422	$2,648,915	$935,317	$613,817	$142.48	$146.31	$121,431	$274,109
2020	—	—	$7,045,414	$10,839,520	$1,244,976	$1,837,408	$155.41	$110.65	$39,787	$221,974

Named Executive Officers, Footnote			The Principal Executive Officer and the former Principal Executive Officer reflected in the above table are Mr. Tometich and Mr. Barry respectively. Mr. Barry served as CEO through November 30, 2021 and Mr. Tometich became CEO on December 1, 2021.
Peer Group Issuers, Footnote			Total Shareholder Return assumes $100 invested on December 31, 2020, including reinvestment of dividends. Peer TSR represents the S&P 400 MidCap Materials Index. Previously, in our proxy statement for the 2023 annual meeting of shareholders, peer TSR represented the S&P 400 MidCap Index. The Company shifted from the S&P 400 MidCap Index to the S&P 400 MidCap Materials Index to align with the peer group industry index reported in our Annual Report on Form 10-K for the year ended December 31, 2023, as amended.
Adjustment To PEO Compensation, Footnote	To calculate “CAP” for the PEO, the following amounts were deducted from and added to Summary Compensation Table total compensation.
Current PEO

Year	Summary Compensation Table Total for Mr. Tometich	Pension Benefit Adjustment	Equity Adjustment (a)	Compensation Actually Paid to Current PEO Total
2023	$4,809,759	$—	$320,325	$5,130,084
2022	$3,555,003	$—	$(930,315)	$2,624,688
2021	$2,456,970	$—	$(95,773)	$2,361,197
(a):

Year	Total Fair Value of Current Equity Awards at Year End	Add: Year Over Year Change in Fair Value of Unvested Stock and Option Awards from Prior Years	Add: Year End Fair Value of Unvested Stock and Option Awards Granted during FY	Add: Change in Fair Value of Stock and Option Awards from Prior Years that Vested in FY	Average Prior Year End Fair Value of Awards from Prior Years Forfeited in Covered Year	Add: Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value	Deduct: Value of Stock and Option Awards in Summary Compensation Table	Equity Value included in CAP
2023	$2,462,823	$320,446	$—	$—	$—	$—	$(2,462,944)	$320,325
2022	$1,699,529	$(586,107)	$—	$(346,885)	$—	$—	$(1,696,853)	$(930,315)
2021	$1,909,659	$—	$—	$—	$—	$—	$(2,005,432)	$(95,773)
Former PEO

Year	Summary Compensation Table Total for Mr. Barry	Pension Adjustment (a)	Equity Adjustment (b)	Compensation Actually Paid to Former PEO Total
2021	$4,400,422	$3,959	$(1,755,466)	$2,648,915
2020	$7,045,414	$(1,218,878)	$5,012,984	$10,839,520

(a):

Year	Service Cost	Prior Service Cost for Plan Amendments	Less Actuarial Present Value under Defined Benefit and Pension Plans	Adjustment to Summary Compensation Table for Pension Plans
2021	$40,959	$—	$(37,000)	$3,959
2020	$114,459	$—	$(1,333,337)	$(1,218,878)
(b):

Year	Total Fair Value of Current Equity Awards at Year End	Add: Year Over Year Change in Fair Value of Unvested Stock and Option Awards from Prior Years	Add: Year End Fair Value of Unvested Stock and Option Awards Granted during FY	Add: Change in Fair Value of Stock and Option Awards from Prior Years that Vested in FY	Average Prior Year End Fair Value of Awards from Prior Years Forfeited in Covered Year	Add: Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value	Deduct: Value of Stock and Option Awards in Summary Compensation Table	Equity Value included in CAP
2021	$1,986,178	$(2,096,930)	$—	$807,578	$—	$—	$(2,452,292)	$(1,755,466)
2020	$6,342,583	$1,508,472	$—	$(270,110)	$—	$—	$(2,567,961)	$5,012,984
			Amounts reported as CAP for Mr. Tometich in 2022 and 2021 have been revised from the amounts reported in the Company’s prior year proxy statement to correct inadvertent errors.
Non-PEO NEO Average Total Compensation Amount			$ 1,830,213	$ 1,427,714	$ 935,317	$ 1,244,976
Non-PEO NEO Average Compensation Actually Paid Amount			$ 1,927,256	1,059,279	613,817	1,837,408
Adjustment to Non-PEO NEO Compensation Footnote	The non-PEO named executive officers reflected in the above table consist of Messrs. Hostetter, Berquist, Bijlani and Ms. Leneis for 2023 and 2022; Ms. Hall and Messrs. Hostetter, Berquist, Bijlani and Platzer for 2021; and Ms. Hall and Messrs. Berquist, Bijlani and Platzer for 2020.
(4) To calculate average Compensation Actually Paid (“CAP”) for the other NEOs, the following amounts were deducted from and added to average Summary Compensation Table total compensation:
Other NEOs

Year	Summary Compensation Table Total for Other NEOs	Pension Benefit Adjustment (a)	Equity Adjustment (b)	Compensation Actually Paid to Other NEOs Total
2023	$1,830,213	$—	$97,043	$1,927,256
2022	$1,427,714	$—	$(368,435)	$1,059,279
2021	$935,317	$—	$(321,500)	$613,817
2020	$1,244,976	$(125,415)	$717,847	$1,837,408
(a):

Year	Add: For all Summary Compensation table Defined Benefit and Pension Plans the Value of the Aggregate of:		Deduct: Summary Compensation Table Aggregate Change in Value of Accumulated Benefits Under Defined Benefit and Pension Plans	Total Adjustment to Summary Compensation Table for Pension Plans
	Value of Service Cost Attributable to NEOs Under the Defined Benefit and Pension Plans for Services during FY	Value of Prior Service Cost of Benefits Granted in a Defined Benefit and Pension Plans Amendment Attributable to NEOs for Services in Years Prior to Amendment
2023	$—	$—	$—	$—
2022	$—	$—	$—	$—
2021	$—	$—	$—	$—
2020	$30,322	$—	$(155,737)	$(125,415)
(b):

Year	Total Fair Value of Current Equity Awards at Year End	Add: Year Over Year Change in Fair Value of Unvested Stock and Option Awards from Prior Years	Add: Year End Fair Value of Unvested Stock and Option Awards Granted during FY	Add: Change in Fair Value of Stock and Option Awards from Prior Years that Vested in FY	Average Prior Year End Fair Value of Awards from Prior Years Forfeited in Covered Year	Add: Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value	Deduct: Value of Stock and Option Awards in Summary Compensation Table	Equity Value included in CAP
2023	$763,872	$124,493	$—	$(27,390)	$—	$—	$(763,932)	$97,043
2022	$769,667	$(231,544)	$—	$(146,463)	$—	$—	$(760,095)	$(368,435)
2021	$262,702	$(206,627)	$561	$67,796	$(87,326)	$—	$(358,606)	$(321,500)
2020	$739,491	$310,580	$—	$(32,838)	$—	$—	$(299,386)	$717,847
(5) In calculating CAP, the Company determined the fair value of outstanding and vested equity awards in the applicable fiscal year in accordance with the SEC rules for CAP and computed in a manner consistent with the fair valuation methodology used to account for share-based payments for financial reporting purposes consistent with U.S. generally accepted accounting principles. For restricted stock, CAP values are based on closing share price at the applicable measurement date. For performance share units, the CAP values are estimated using a Monte Carlo simulation incorporating assumptions regarding risk-free interest rate, dividend yield and expected term as of the applicable measurement date, as well as estimates as to the probable outcome of performance conditions as of the measurement date. For options, the valuations of outstanding awards as of the applicable measurement date are based on a Black-Scholes option pricing model that incorporate assumptions regarding dividend yield, expected volatility, risk-free interest rate and expected term to determine the fair value for CAP purposes. For more information about the Company’s share-based accounting, see Note 8 of Notes to Consolidated Financial Statements contained in the Company’s Annual Report on Form 10-K for the year ended December 31, 2023, as amended, provided with this proxy statement. For more information about the probability of achievement of outstanding performance units, see the “Outstanding Equity Awards at Fiscal Year-End” table.

Compensation Actually Paid vs. Total Shareholder Return
CAP versus TSR
The chart below illustrates the relationship between PEO and other NEOs average CAP to TSR based on the value of an initial investment of $100 invested in the Company’s common stock including reinvestment of dividends.

Compensation Actually Paid vs. Net Income			CAP versus Net Income The chart below illustrates the relationship between PEO and other NEOs average CAP to the Company’s net income.
Compensation Actually Paid vs. Company Selected Measure			CAP versus Adjusted EBITDA The chart below illustrates the relationship between PEO and other NEOs average CAP to the Company’s adjusted EBITDA.
Total Shareholder Return Vs Peer Group
TSR: Company versus Peer Group
The following graph compares the cumulative total return (assuming reinvestment of dividends) from December 31, 2019 to December 31, 2023 for Quaker Houghton’s common stock and the S&P 400 MidCap Materials Index assuming the investment of $100 on December 31, 2019 in each of Quaker Houghton’s common stock and the stocks comprising the S&P 400 MidCap Materials Index. In our proxy statement for the 2023 annual meeting of shareholders, peer TSR represented the S&P 400 MidCap Index. Accordingly, we have also presented the cumulative total return of an assumed investment in companies comprising the S&P 400 MidCap Index for comparison.

	12/31/2019	12/31/2020	12/31/2021	12/31/2022	12/31/2023
Quaker Chemical Corporation	$100.00	$155.41	$142.48	$104.15	$134.47
S&P MidCap 400 Index	100.00	113.66	141.80	123.28	143.54
S&P 400 Materials Group Index	100.00	110.65	146.31	142.32	165.81

Total Shareholder Return Amount			$ 134.47	104.15	142.48	155.41
Peer Group Total Shareholder Return Amount			165.81	142.32	146.31	110.65
Net Income (Loss)			$ 112,872,000	$ (15,842,000)	$ 121,431,000	$ 39,787,000
Company Selected Measure Amount			320,379,000	257,150,000	274,109,000	221,974,000
PEO Name	Mr. Tometich	Mr. Barry	Mr. Tometich	Mr. Tometich
Measure:: 1
Pay vs Performance Disclosure
Name			Adjusted EBITDA
Non-GAAP Measure Description			The Company Selected Measure is Adjusted EBITDA, which is a non-GAAP financial measure. A full discussion of our use of non-GAAP financial measures to enhance a reader’s understanding of the financial performance of the Company, and a reconciliation of these measures to the GAAP measures can be found on pages 30 to 33 in “Non-GAAP Measures” of Item 7 of the Company’s Annual Report on Form 10-K for the fiscal year ended December 31, 2023, as amended, provided with this proxy statement.
Measure:: 2
Pay vs Performance Disclosure
Name			Relative TSR
Measure:: 3
Pay vs Performance Disclosure
Name			3-year average ROIC
Measure:: 4
Pay vs Performance Disclosure
Name			Market Share Gains (New Business Rate)
Tometich [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 4,809,759	$ 3,555,003	$ 2,456,970
PEO Actually Paid Compensation Amount			5,130,084	2,624,688	2,361,197
Barry [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount					4,400,422	$ 7,045,414
PEO Actually Paid Compensation Amount					2,648,915	10,839,520
PEO | Tometich [Member] | Adjustment, Pension Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0
PEO | Tometich [Member] | Adjustment, Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			320,325	(930,315)	(95,773)
PEO | Tometich [Member] | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards			2,462,823	1,699,529	1,909,659
PEO | Tometich [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards			320,446	(586,107)	0
PEO | Tometich [Member] | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards			0	0	0
PEO | Tometich [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards			0	(346,885)	0
PEO | Tometich [Member] | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards			0	0	0
PEO | Tometich [Member] | Equity Awards, Value of Dividends [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards			0	0	0
PEO | Tometich [Member] | Equity Awards, Value of Stock Awards and Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards			(2,462,944)	(1,696,853)	(2,005,432)
PEO | Barry [Member] | Adjustment, Pension Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					3,959	(1,218,878)
PEO | Barry [Member] | Adjustment, Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(1,755,466)	5,012,984
PEO | Barry [Member] | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards					1,986,178	6,342,583
PEO | Barry [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards					(2,096,930)	1,508,472
PEO | Barry [Member] | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards					0	0
PEO | Barry [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards					807,578	(270,110)
PEO | Barry [Member] | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards					0	0
PEO | Barry [Member] | Equity Awards, Value of Dividends [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards					0	0
PEO | Barry [Member] | Equity Awards, Value of Stock Awards and Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards					(2,452,292)	(2,567,961)
PEO | Barry [Member] | Pension Adjustments, Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Pension Adjustments					40,959	114,459
PEO | Barry [Member] | Pension Adjustments, Prior Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Pension Adjustments					0	0
PEO | Barry [Member] | Pension Adjustments, Defined Benefit and Pension Plans [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Pension Adjustments					(37,000)	(1,333,337)
Non-PEO NEO | Adjustment, Pension Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0	(125,415)
Non-PEO NEO | Adjustment, Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			97,043	(368,435)	(321,500)	717,847
Non-PEO NEO | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards			763,872	769,667	262,702	739,491
Non-PEO NEO | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards			124,493	(231,544)	(206,627)	310,580
Non-PEO NEO | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards			0	0	561	0
Non-PEO NEO | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards			(27,390)	(146,463)	67,796	(32,838)
Non-PEO NEO | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards			0	0	(87,326)	0
Non-PEO NEO | Equity Awards, Value of Dividends [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards			0	0	0	0
Non-PEO NEO | Equity Awards, Value of Stock Awards and Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards			(763,932)	(760,095)	(358,606)	(299,386)
Non-PEO NEO | Pension Adjustments, Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Pension Adjustments			0	0	0	30,322
Non-PEO NEO | Pension Adjustments, Prior Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Pension Adjustments			0	0	0	0
Non-PEO NEO | Pension Adjustments, Defined Benefit and Pension Plans [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Pension Adjustments			$ 0	$ 0	$ 0	$ (155,737)